Investments in Unconsolidated Affiliates and Variable Interest Entities	9 Months Ended
Sep. 30, 2025
Investments in Unconsolidated Affiliates and Variable Interest Entities [Abstract]
Investments in Unconsolidated Affiliates and Variable Interest Entities

2.Investments in Unconsolidated Affiliates and Variable Interest Entities

Investment in IM Topco, LLC

On May 31, 2022, Xcel sold 70% of the membership interests of IM Topco, LLC (“IM Topco”), a former subsidiary which holds the trademarks and other intellectual property rights relating to the Isaac Mizrahi brand, to a subsidiary of WHP Global (“WHP”), a private equity-backed brand management and licensing company. From June 1, 2022 through April 15, 2025, the Company accounted for its 30% retained interest in the ongoing operations of IM Topco as a component of other operating costs and expenses under the equity method of accounting, using the distribution provisions set forth in the governing business venture agreement between the Company and WHP.

On and effective April 15, 2025, pursuant to certain provisions contained in the May 31, 2022 membership interest purchase agreement between Xcel and WHP (as amended), the Company and two subsidiaries of WHP entered into a membership interest transfer agreement, under which Xcel transferred to WHP equity interests equal to 12.5% of the outstanding equity interests of IM Topco. As a result of the transfer, Xcel’s interest in IM Topco was reduced from a 30% equity interest to a 17.5% equity interest.

Accordingly, as of and effective April 15, 2025, the Company concluded that as it no longer held significant influence over IM Topco, and discontinued the application of the equity method of accounting. In accordance with relevant GAAP guidance, the Company remeasured its retained investment in IM Topco as of the date of discontinuance of the equity method, which was not significantly different from the value reflected on the Company’s condensed consolidated balance sheet at March 31, 2025. From April 15, 2025, as the equity securities of IM Topco are not publicly traded and do not have readily determinable fair values, the Company elected to measure its investment in IM Topco in accordance with ASC 321-10-35-2: at adjusted cost, less impairment, plus or minus observable price changes of an identical or similar investment of the same issuer.

On and effective September 26, 2025, the Company, IM Topco, and two subsidiaries of WHP entered into a settlement agreement, pursuant to which the Company agreed to transfer all of its remaining equity interests in IM Topco to WHP, in exchange for (i) the release of the Company’s liability under a license agreement with IM Topco (see Note 10) and (ii) a capital appreciation right for the Company to receive 15% of the net consideration received by IM Topco and/or WHP in excess of $46 million in connection with any potential future capital transaction involving IM Topco which occurs on or before September 1, 2032. The equity interests were transferred on October 1, 2025.

Based on consideration of the above along with other relevant facts and circumstances, the Company determined that there were indicators of impairment with respect to its investment in IM Topco, and that the estimated fair value of its investment in IM Topco as well as the estimated fair value of the capital appreciation right as of September 30, 2025 was effectively zero. As such, the Company recognized a non-cash impairment charge to reduce the carrying value of its investment to zero.

Thus, for the three months ended September 30, 2025, the Company recognized a $5.49 million loss related to its investment in IM Topco, comprised of (i) a $5.53 million impairment charge, and (ii) a $(0.04) million adjustment related to the settlement of certain net receivables and payables between Xcel and IM Topco.

For the nine months ended September 30, 2025, the Company recognized a $6.01 million loss related to its investment in IM Topco, comprised of (i) a $5.53 million impairment charge, (ii) a $0.21 million equity method loss, (ii) a $(0.24) million adjustment to the carrying value of a contingent contractual obligation related to IM Topco (see Note 11 for additional information), and (iii) other related costs and adjustments totaling $0.51 million.

For the three and nine months ended September 30, 2024, the Company recognized equity method losses related to its investment in IM Topco of $0.52 million and $1.55 million, respectively, and also recognized a $6.25 million non-cash charge to recognize a contingent contractual obligation related to IM Topco (see Note 11 for additional information).

Investment in Orme Live, Inc.

During 2024, the Company accounted for its investment in ORME under the equity method of accounting. The Company’s proportional share of the operating results of ORME for the three and nine months ended September 30, 2024 was a loss of approximately $0.08 million and $0.14 million, respectively.

Effective January 2025, the Company no longer applies the equity method of accounting to its investment in ORME. Instead, the Company currently accounts for its investment in ORME in accordance with ASC 321-10-35-2: at adjusted cost, less impairment, plus or minus observable price changes of an identical or similar investment of the same issuer. There were no amounts recognized in the condensed consolidated statement of operations related to ORME for the three and nine months ended September 30, 2025. The carrying value of the Company’s investment in ORME as of September 30, 2025 and December 31, 2024 was zero.

Longaberger Licensing, LLC Variable Interest Entity

Since 2019, Xcel has been party to a limited liability company agreement with a subsidiary of Hilco Global related to Longaberger Licensing, LLC (“LL”). Hilco Global is the sole Class A Member of LL, and Xcel is the sole Class B Member of LL (each individually a “Member”). Each Member holds a 50% equity ownership interest in LL; however, based on an analysis of the contractual terms and rights contained in the LLC agreement and related agreements, the Company has previously determined that under the applicable accounting standards, LL is a variable interest entity and the Company has effective control over LL. Therefore, as the primary beneficiary, the Company has consolidated LL since 2019, and has recognized the assets, liabilities, revenues, and expenses of LL as part of its consolidated financial statements, along with a noncontrolling interest which represents Hilco Global’s 50% ownership share in LL.

The amount of LL’s losses attributed to Hilco Global’s non-controlling interest for the three months ended September 30, 2025 and 2024 was $0.09 million and $0.01 million, respectively. The amount of LL’s losses attributed to Hilco Global’s non-controlling interest for the nine months ended September 30, 2025 and 2024 was $0.09 million and $0.09 million, respectively.